SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details ) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Subscribed capital	$ 1,574,803	$ 1,574,803
Yubo Jingzhi [Member]
Name of company	A PRC company	A PRC limited liability company
Ownership percentage		100.00%	100.00%
Date of incorporation	January 21, 2021	January 21, 2021
Yubo Global [Member]
Name of company	A PRC company	A PRC company
Ownership percentage		100.00%	100.00%
Date of incorporation	December 20, 2020	December 20, 2020
Yubo International Biotech Limited [Member]
Name of company	A holding company	A holding company
Ownership percentage			100.00%
Yubo Beijing [Member]
Name of company	A PRC limited liability company	A PRC company and deemed a wholly foreign owned enterprise
Date of incorporation	June 14, 2016	June 14, 2016
Subscribed capital	$ 1,531,722	$ 1,531,722
Voting interest equity	VIE of Yubo Chengdu WFOE	VIE of Yubo Chengdu WFOE
Yubo Chengdu [Member]
Name of company	A PRC company
Ownership percentage		100.00%	100.00%
Date of incorporation	September 4, 2020	September 4, 2020
Subscribed capital	$ 1,500,000	$ 1,500,000
Platinum International Biotech Co. LTD [Member]
Name of company	A holding company	A Cayman Island company
Ownership percentage		100.00%	100.00%
Date of incorporation	April 7, 2020	April 7, 2020
Platinum HK [Member]
Name of company	A Hong Kong company	A Hong Kong company
Ownership percentage		100.00%	100.00%
Date of incorporation	May 4, 2020	May 4, 2020